Summary of Significant Accounting Policies - Offering Costs (Details) - USD ($)		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Offering costs		$ 435,036
IPO
Subsidiary, Sale of Stock [Line Items]
Offering costs		37,748,594
Public and Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Offering costs		$ 2,536,382